Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Filed Pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Range Cancer Therapeutics ETF
(the “Fund”)

May 31, 2024

Supplement to the Prospectus dated December 29, 2023

Effective immediately, the Fund’s Index name, Range Cancer Therapeutics Index, will change its name to Range Oncology Therapeutics Index. There will be no change to the Fund’s investment objective, investment strategies or other policies as a result of the change to the Index name.

All references to “Range Cancer Therapeutics Index” are hereby replaced with “Range Oncology Therapeutics Index” in the Prospectus.

Supplement Closing	ck0001540305_SupplementClosing	Please retain this Supplement with your Prospectus for future reference.
Range Cancer Therapeutics ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Range Cancer Therapeutics ETF
Range Cancer Therapeutics ETF | Range Oncology Therapeutics Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Range Oncology Therapeutics Index
Range Cancer Therapeutics ETF | Range Cancer Therapeutics ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CNCR